BALANCES AND TRANSACTIONS WITH RELATED PARTIES (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 18:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Balances with related parties:

	December 31,
	2011	2010
Other accounts payable and accrued expenses:

DBSI (see Note 14f(2))	$52	$52

b.	Transactions with related parties:

	Year ended December 31,
	2011	2010	2009

Sales to affiliate (see Note 1g)	$1,611	$410	$-
Management fees to DBSI (see Note 14f(2))	$180	$180	$180